Virtus Retirement Trust

101 Munson Street

Greenfield, Massachusetts 01301

May 1, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Retirement Trust

1933 Act/Rule 497(j)

File No. 033-80057 and 811-9140

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 24, 2018, and effective April 30, 2018.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood